Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of presentation and consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company are the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated VIE and subsidiaries of the VIE have been eliminated upon consolidation.

(c) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported years in the consolidated financial statements and accompanying notes.

Significant accounting estimates include, but are not limited to, assessment for the impairment of long-lived assets, valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, provision for loss contingencies and the discount rate used to determine the present value of lease payments. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

(d) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars (“US$” or “USD”). The functional currency of the Company’s subsidiary incorporated in Korea is Korea Won. The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive (loss)/income in the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange gains/(losses) in the consolidated statements of comprehensive income.

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2019 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9618, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2019, or at any other rate.

(f) Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Financial assets and liabilities of the Group primarily consist of cash, cash equivalents and restricted cash, term deposits and short-term investments, trade receivables, amounts due from/to related parties and receivables from online payment platforms. As of December 31, 2018 and 2019, the carrying values of cash, cash equivalents and restricted cash, term deposits, trade receivables, amounts due from/to related parties and receivables from online platforms are approximated to the fair values due to their short-term nature. Investments under the measurement alternative method and equity method are reviewed periodically for impairment using fair value measurement which requires significant unobservable inputs (Level 3).

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which have original maturities of three months or less and are readily convertible to known amount of cash.

(h) Restricted cash

Restricted cash represents cash received from medical aesthetic service providers and reserved in a bank supervised account for purchasing the services of the Company.

In November 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (‘‘ASU 2016-18”), which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, the statement of cash flows will be required to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. As such, the Group presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Company’s consolidated statements of cash flows.

(i) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the years presented. The Group’s term deposits were RMB276,587 and RMB1,520,812 as of December 31, 2018 and 2019, respectively.

(j) Investments

Short-term investments mainly include investments in financial instruments with a variable interest rate. In accordance with ASC 825—“Financial Instruments”, for investments in financial instruments with a variable interest rate indexed to time float, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other income/(expenses).

The Company’s long-term investments consist of investments in privately-held companies.

In accordance with ASC 323 “Investments-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments in common stock, over which it has significant influence but does not own majority equity interest or control.

For investments in entities over which the Company does not have significant influence, or investments in shares that are not ordinary shares or in-substance ordinary shares and that do not have readily determinable fair value, the Group accounted for at cost less impairment prior to January 1, 2018. In January 2016, the FASB issued ASU No. 2016‑01 Financial Instruments-Overall (Subtopic 825‑10): “Recognition and Measurement of Financial Assets and Financial

Liabilities”, which requires all equity investments to be measured at fair value with changes in the fair value recognized through non-operating income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). Effective January 1, 2018 with the adoption of ASU 2016‑01, the Group has elected to use the measurement alternative to account for these equity investments, and therefore carries these investments at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment. In addition, the existing impairment model has been replaced with a new one-step qualitative impairment model.

Management regularly evaluates the equity investments for impairment based on performance and financial position of the investees as well as other evidence of market value. Such evaluation includes, but not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting year for which the assessment is made. The fair value would then become the new cost basis of investment.

Nil,  nil and RMB4,000 impairment losses were recognized for the years ended December 31, 2017, 2018 and 2019.

(k) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Computers and electrical equipment	3 years
Office equipment and furniture	5 years
Medical equipment	4 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

(l) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flow is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

(m) Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASC 842”) from January 1, 2019, using the modified retrospective approach and applying the transition method which does not require adjustments to comparative periods nor require modified disclosures in the comparative periods. The Group has elected to apply “the package” of practical expedients afforded under ASC 842. Short-term leases have not been recorded on the balance sheet.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right of use("ROU") asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease terms are determined after taking into account of rental escalation clauses, renewal options and/or termination options, if any. Lease expense is recorded in the consolidated statements of comprehensive income on a straight-line basis over the lease term.

Upon adoption, the Group as the lessee of operating leases recognized ROU assets and lease liabilities(including current and non-current) for operating leases of approximately RMB191,236 and RMB195,563, respectively, without any impact on the shareholder’s equity, as of January 1, 2019.

(n) Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” (ASC 606) for all years presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. We determine revenue recognition through the following steps:

•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligations in the contract;
•	determination of the transaction price, including the constraint on variable consideration;
•	allocation of the transaction price to the performance obligations in the contract; and
•	recognition of revenue when (or as) we satisfy a performance obligation

The following is a description of the accounting policy for the principal revenue streams of the Group.

i)	Information services

The Group generates revenue from offering information services primarily to help medical aesthetic service providers better introduce their services, and increase their customer base. The Group helps the service providers introduce their services through information display in main entrance banners and pop ups to increase exposure on the platform. The Group also places content of participating service providers on social platforms in the forms of pictures, videos or links.

The Group generates its information service revenue primarily i) at a fixed fee per each day’s content display, ii) based on a contractual rate per unit of output, such as per click, etc., iii) at a fixed fee per each article posted on the Group’s social media accounts. These information services may be sold in combination as a bundled arrangement or separately on a stand-alone basis.

Service providers can choose to sign up arrangements through the Group’s online information service system or sign up off-line arrangements. Advance payment is required when signing up the arrangements. In the case of signing up on-line arrangements, the service providers are required to purchase So Young tokens (the “Token”) in the service provider account as the information service is priced in Tokens on the on-line platform. Tokens are the virtual currency of the Company’s platform. The Token will be locked in the individual service provider account when a service provider places an order on-line and will be deducted from the service provider account when service is performed. On a recurring basis, the Group offers free Tokens to service providers as certain percentage of purchased Tokens. The free Tokens have the same purchase power as the purchased Tokens, which represent an advance payment from customers. Tokens are interchangeable and not tied directly to any specific revenue transaction because the Tokens are fungible. As such, the Group values the Tokens based on an average pricing method to determine the transaction price for the specific information services provided to the service provider. The Tokens are not transferable or refundable and are generally consumed in three months after purchased or given for free. The value of expired Tokens has been immaterial. In the case of signing up off-line arrangements, the service providers are required to make cash advance payment for each individual contract. Contract consideration is determined and fixed in cash at the inception of contract.

Revenue for the information services above is recognized in the period when information service is delivered as evidenced in a manner satisfying the types of engagements selected by the service providers, such as display of content, clicks on content, and/or post of articles on the Group’s platform. Arrangements involving multiple performance obligations primarily consist of combinations of the above information services. For arrangements that include a combination of these services, the Company develops an estimate of the standalone selling price for these services in order to allocate any potential discount to all performance obligations in the arrangement. The Company believes the use of its estimation approach and allocation of the transaction price on a relative standalone selling price basis to each performance obligation results in revenue recognition in a manner consistent with the underlying economics of the transaction and the allocation principle included in ASC 606.

The Group also provides other services, which are also presented under information service, primarily comprising i) service fee for training courses provided to service providers ii) service fee for offline event organization, etc. Revenue is recognized when these services are rendered. For the years ended December 31, 2017, 2018 and 2019, the revenue derived from other services was not significant.

Barter transactions

The Company entered agreements with service providers whereby the Company provided information service as the consideration for sharing advertising space purchased by the service providers from other third party providers. In general, the service provider would share certain percentage of the purchased advertising space with the Company. In exchange, the Company would provide the Tokens with the same value of the shared advertising space to the service provider based on the service provider’s purchase price with the third party and the shared percentage of the advertising space. Revenue from the barter transactions is recognized when information service is provided as discussed above and the expense related to the shared advertising space is recognized over the duration of display. The Group uses the fair value of the goods or services received when measuring the non-cash consideration for information service revenue earned. The Group will only measure the non-cash consideration indirectly by reference to the standalone selling price of the goods or services surrendered if the fair value of the goods or services received is not reasonably estimable. The Group recognized revenue from barter transactions amounted to RMB856,  RMB15,066 and RMB7,478 for the years ended December 31, 2017, 2018 and 2019, respectively. The expense recognized from barter transaction for the years ended December 31, 2017, 2018 and 2019 were RMB1,886,  RMB19,672 and RMB6,780, respectively.

ii)	Reservation services

The Group earns reservation service fees primarily from medical aesthetic service providers when a medical or beauty treatment is performed for the platform users through reservation from the Group’s platform. Such fees are generally determined as an agreed percentage of the value of service actually provided by service providers. As per the Group’s agreements with service providers, it collects reservation service fees for all services provided to a user during the life time as long as the user was brought to the particular service provider through the Group’s platform. This includes the situations where the user visits the service provider directly without online ordering, chooses treatment services at site that is different from the online reservation, adds more services during the time of visit, and visits the service provider for other treatments in the future. The service providers are obligated to report the completed transactions in above situations with the platform users to the Group. In the event that the service providers fail to report such transaction to the Group on time, the Group would charge the service providers a penalty in addition to the commission.

In order to list available services and related prices on the Group’s online marketplace, service providers are required to sign an agreement with the Group and pay a non-refundable upfront fee to the Group. However, the agreement does not have binding effect as the service provider can cancel the agreement without any penalty. Although the upfront fee is not a material amount, it provides the service provider a renewal right to make optional purchase of the Group’s reservation service. The agreement is in substance a day-to-day contract with performance obligation of facilitating each successful sales of service provided by service providers to the platform users. That is, each facilitation is a distinct performance obligation.

Commissions for the reservation service are in the form of a fixed fee per transaction or an agreed percentage of the value of service actually provided by the service providers. The consideration for each sales facilitation service is determined when the contract is placed. Following ASC 606‑10‑32‑40, the Company recognizes revenue for each completed transaction based on the value of service actually provided by the service providers as reservation service fee relates specifically to the facilitation for that transaction.

The Group does not control the underlying service provided by the service providers before they are provided to users, as the Group is not responsible for fulfilling the promise to provide the service to users and has no inventory risk before the service is provided. In addition, the Group has no discretion in establishing prices of the service provided by service providers. Commission revenues are recognized on a net basis at the point of a successful transaction, which is when the user accepts the service.

The Group provides various incentives to the users to reserve service on the marketplace. These incentive programs mainly include loyalty program (So-Young points) and coupons, which are both redeemed mainly to reduce the transaction price. The Company has considered the guidance under ASC 606 to account for these incentives and determined to record them as a reduction to the revenue upon redemption.

(o) Cost of revenues

Costs of revenues consist primarily of payroll costs, share-based compensation expenses, event organization costs, servers and bandwidth costs, depreciation expenses, payment processing fee paid to third party online platform, tax related surcharges, rental expenses and other direct costs related to the operation of business. These costs are charged to the consolidated statements of comprehensive income as incurred.

(p) Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing expenses, user acquisition activities expenses, payroll costs, share-based compensation expenses, and rental expenses related to the Group’s sales and marketing departments. For the years ended December 31, 2017, 2018 and 2019, advertising expenses were RMB54,047,  RMB168,088 and RMB277,035, respectively.

(q) General and administrative expenses

General and administrative expenses consist of payroll costs, share-based compensation expenses and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources; and costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental, professional service fees and other general corporate related expenses.

(r) Research and development expenses

Research and development expenses mainly consist of payroll costs, share-based compensation expenses, rental expenses incurred associated with research and development departments.

For those platforms of applications, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all website and software development costs have been expensed in “Research and development expenses” as incurred.

(s) Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares. The Group applies ASC 718, “Compensation—Stock Compensation”, or ASC 718, to account for the options granted to certain directors, executives and employees. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values. The Group estimates the fair value of share options using the binomial valuation model, which requires inputs such as the fair value of the Company’s ordinary shares, risk-free interest rate, expected dividend yield, expected life and expected volatility.

Empolyees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; or (b) for share options granted with only service conditions, using the straight-line vesting method, net of actual forfeitures, over the vesting period; or (c) for share options granted with service conditions and performance condition, the share-based compensation expenses is recorded when the performance condition is considered probable using the graded vesting method. Where the occurrence of an IPO is a performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO.

(t) Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB29,583,  RMB40,717 and RMB68,389 for the years ended December 31, 2017, 2018 and 2019, respectively.

(u) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more-likely-than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive income. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2018 and 2019 nor did the Group recognize any related interest and penalties.

(v) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individual or corporation entities.

(w) Net (loss)/earnings per share

Net (loss)/earnings per share is computed in accordance with ASC 260, “Earnings per Share”. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary share and Class B ordinary share have the same rights in dividend. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. The Company’s convertible redeemable preferred shares may be considered as participating securities because they are entitled to receive dividends or distributions on an as if converted basis if the Group has net income available for distribution under certain circumstances. Net losses are not allocated to other participating securities as they are not obligated to share the losses based on their contractual terms.

Basic net (loss)/earnings per share is computed by dividing net (loss)/income attributable to ordinary shareholders, considering the accretions of convertible redeemable preferred shares, by the weighted average number of ordinary shares outstanding during the year. Diluted net (loss)/earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the years. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible redeemable preferred shares using as if converted method and ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted net (loss)/earnings per share calculation when inclusion of such share would be anti-dilutive.

(x) Statutory reserves

The Company’s subsidiaries, the VIEs and subsidiaries of the VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with China’s Company Laws, the Company’s VIEs and its subsidiaries registered as Chinese domestic company make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as wholly-owned foreign investment enterprise in China make appropriations from their annual after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Group did not make any appropriations to its any reserve fund for the years ended December 31, 2017 and 2018 as all subsidiaries were in accumulated loss position. The Group has made RMB10,562 appropriations to its statutory reserve fund for the year ended December 31, 2019.

(y) Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive (loss)/ income. Other comprehensive (loss)/income refers to gains and losses that are recorded as an element of shareholders’ (deficit)/equity but are excluded from net income. The Group’s other comprehensive (loss)/ income consists of foreign currency translation adjustment from its subsidiaries not using the RMB as their functional currency.

(z) Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”). Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance.

The Group’s CODM reviews consolidated results including revenue and operating income at a consolidated level. This resulted in only one operating and reportable segment in the Group.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

(aa) Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016‑13 (ASU 2016‑13), “Financial Instruments—Credit Losses”, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU 2016‑13 is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company does not expect the adoption of this new standard to have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic740): Simplifying the Accounting for Income Taxes. This ASU removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for companies beginning with fiscal years beginning after December 15, 2020. The Group is currently in the process of evaluating the impact of the adoption of this guidance on the consolidated financial statements.